UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2015

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.3%
Asset-Backed Commercial Paper — 0.6%
Old Line Funding LLC	0.200%	5/6/15	$50,000,000	$49,981,667	(a)
Old Line Funding LLC	0.200%	5/7/15	50,000,000	49,981,389	(a)
Total Asset-Backed Commercial Paper				99,963,056
Certificates of Deposit — 29.2%
Bank of Montreal	0.230%	3/4/15	29,000,000	29,000,024
Bank of Montreal	0.180%	5/11/15	50,000,000	50,000,000
Bank of Montreal	0.230%	5/14/15	100,000,000	100,000,000
Bank of Montreal	0.270%	8/12/15	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.160%	3/16/15	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.300%	7/8/15	274,250,000	274,250,000
Bank of Tokyo-Mitsubishi UFJ NY	0.453%	1/20/16	5,950,000	5,950,000	(b)
BNP Paribas NY Branch	0.240%	3/4/15	25,000,000	25,000,000
BNP Paribas NY Branch	0.300%	4/15/15	122,000,000	122,000,000
BNP Paribas NY Branch	0.310%	7/8/15	90,000,000	90,000,000
Canadian Imperial Bank of Commerce	0.070%	3/6/15	150,000,000	150,000,000
Canadian Imperial Bank of Commerce	0.120%	3/18/15	192,000,000	192,000,000
Canadian Imperial Bank of Commerce	0.260%	6/30/15	42,500,000	42,501,404
Citibank N.A.	0.280%	7/22/15	74,300,000	74,300,000
Credit Agricole Corp.	0.290%	5/1/15	56,000,000	56,000,000
Credit Agricole Corp.	0.320%	6/15/15	97,500,000	97,500,000
Credit Agricole Corp.	0.350%	8/3/15	118,000,000	118,000,000
Credit Agricole Corp.	0.360%	8/6/15	86,750,000	86,750,000
DnB NOR Bank ASA	0.260%	8/3/15	12,000,000	11,998,451
Mizuho Bank Ltd.	0.230%	3/3/15	15,000,000	14,999,983
Mizuho Bank Ltd.	0.260%	3/26/15	50,000,000	50,000,000
Mizuho Bank Ltd.	0.250%	4/21/15	88,950,000	88,950,000
Mizuho Bank Ltd.	0.250%	5/13/15	75,000,000	75,000,000
Mizuho Bank Ltd.	0.250%	5/18/15	143,000,000	143,000,000
Natixis NY	0.250%	3/2/15	50,000,000	50,000,000
Natixis NY	0.290%	3/2/15	117,000,000	117,000,000
Natixis NY	0.320%	3/20/15	15,000,000	15,000,395
Natixis NY	0.300%	5/4/15	147,000,000	147,000,000
Natixis NY	0.350%	7/31/15	25,000,000	25,000,000
Nordea Bank Finland PLC	0.220%	4/20/15	40,000,000	40,001,660
Nordea Bank Finland PLC	0.240%	5/26/15	75,000,000	74,999,105
Norinchukin Bank	0.462%	2/19/16	39,250,000	39,250,000	(b)
Oversea Chinese Banking Corp. Ltd.	0.170%	4/20/15	20,000,000	20,000,000

See Notes to Financial Statements.

22	Prime Cash Reserves Portfolio 2015 Semi-Annual Report

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Oversea-Chinese Banking Corp. Ltd.	0.180%	4/7/15	$144,000,000	$144,000,000
Oversea-Chinese Banking Corp. Ltd.	0.180%	5/8/15	25,000,000	25,000,000
Rabobank Nederland NY	0.290%	8/10/15	100,000,000	99,997,754
Royal Bank of Canada	0.217%	5/22/15	100,000,000	100,000,000	(b)
Royal Bank of Canada	0.242%	6/26/15	5,000,000	5,000,356	(b)
Royal Bank of Canada	0.264%	8/19/15	100,000,000	100,000,000	(b)
Skandinaviska Enskilda Banken AB	0.260%	3/23/15	95,000,000	94,999,710
Skandinaviska Enskilda Banken AB	0.250%	4/9/15	50,000,000	49,999,997
Standard Chartered Bank NY	0.280%	3/23/15	47,000,000	47,000,000
Standard Chartered Bank NY	0.260%	4/7/15	25,000,000	25,000,000
Standard Chartered Bank NY	0.320%	6/9/15	97,000,000	97,000,000
Standard Chartered Bank NY	0.340%	7/7/15	129,700,000	129,700,000
State Street Bank & Trust Co.	0.297%	10/22/15	68,000,000	68,000,000	(b)
Sumitomo Mitsui Banking Corp.	0.160%	3/16/15	200,000,000	199,999,583
Sumitomo Mitsui Banking Corp.	0.160%	3/16/15	50,000,000	49,999,896
Sumitomo Mitsui Banking Corp.	0.250%	4/20/15	50,000,000	50,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.260%	4/1/15	100,000,000	100,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.320%	7/8/15	77,250,000	77,250,000
Svenska Handelsbanken AB	0.185%	3/18/15	125,000,000	125,002,063
Svenska Handelsbanken AB	0.220%	3/25/15	47,000,000	47,000,000
Swedbank AB	0.250%	7/1/15	47,000,000	47,000,000
Toronto Dominion Bank NY	0.130%	3/2/15	45,000,000	45,000,000
Toronto Dominion Bank NY	0.130%	3/9/15	30,000,000	30,000,000
Toronto Dominion Bank NY	0.180%	3/23/15	47,000,000	47,000,000
Toronto Dominion Bank NY	0.190%	5/26/15	125,000,000	125,000,000
Toronto Dominion Bank NY	0.270%	6/1/15	50,000,000	50,000,000
Toronto Dominion Bank NY	0.272%	8/24/15	80,000,000	80,000,000	(b)
UBS AG Stamford Branch	0.270%	6/26/15	45,000,000	45,000,000
Wells Fargo Bank N.A.	0.230%	5/11/15	127,250,000	127,250,000
Wells Fargo Bank N.A.	0.230%	5/19/15	25,000,000	25,000,000
Wells Fargo Bank N.A.	0.250%	8/3/15	85,000,000	85,000,000
Total Certificates of Deposit				4,891,650,381
Certificates of Deposit (Euro) — 0.3%
Standard Chartered Bank	0.430%	7/17/15	50,000,000	50,001,911
Commercial Paper — 40.7%
Abbott Laboratories	0.090%	3/6/15	340,500,000	340,495,744	(a)(c)
Abbott Laboratories	0.080%	3/9/15	26,525,000	26,524,528	(a)(c)
ANZ National International Ltd.	0.220%	5/14/15	95,000,000	94,957,039	(a)(c)

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2015 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
ANZ National International Ltd.	0.230%	6/1/15	$97,000,000	$96,942,986	(a)(c)
ANZ National International Ltd.	0.280%	7/7/15	57,000,000	56,943,253	(a)(c)
ANZ National International Ltd.	0.270%	7/27/15	89,750,000	89,650,378	(a)(c)
Bank Nederlandse Gemeenten NV	0.270%	8/12/15	135,000,000	134,833,950	(a)(c)
Bank Nederlandse Gemeenten NV	0.275%	8/24/15	193,000,000	192,740,523	(a)(c)
Barclays U.S. Funding LLC, Barclays Bank PLC	0.130%	3/2/15	452,000,000	451,998,368	(a)(c)
BMW U.S. Capital LLC	0.120%	3/20/15	35,000,000	34,997,783	(a)(c)
BNZ International Funding Ltd.	0.130%	3/4/15	23,200,000	23,199,749	(a)
BNZ International Funding Ltd.	0.230%	3/23/15	50,000,000	49,992,972	(a)(c)
BNZ International Funding Ltd.	0.190%	4/28/15	67,500,000	67,479,338	(a)(c)
BNZ International Funding Ltd.	0.274%	5/15/15	115,000,000	115,000,000	(b)(c)
BNZ International Funding Ltd.	0.262%	6/10/15	10,000,000	10,001,457	(b)(c)
Caisse des Depots et Consignations	0.220%	6/5/15	170,000,000	169,900,267	(a)(d)
Caisse des Depots et Consignations	0.230%	6/9/15	97,000,000	96,938,028	(a)(d)
Caisse des Depots et Consignations	0.280%	8/18/15	81,000,000	80,892,900	(a)(d)
Chevron Corp.	0.120%	4/2/15	15,000,000	14,998,400	(a)(c)
Coca-Cola Co.	0.200%	5/11/15	20,000,000	19,992,111	(a)(c)
Coca-Cola Co.	0.220%	6/8/15	55,175,000	55,141,619	(a)(c)
Commonwealth Bank of Australia	0.190%	4/13/15	55,000,000	54,987,518	(a)(c)
Credit Suisse NY	0.170%	3/13/15	15,000,000	14,999,150	(a)
Credit Suisse NY	0.270%	5/7/15	74,750,000	74,712,438	(a)
DBS Bank Ltd.	0.230%	3/17/15	82,000,000	81,991,618	(a)(c)
DBS Bank Ltd.	0.200%	6/3/15	80,000,000	79,958,222	(a)(c)
DBS Bank Ltd.	0.230%	6/8/15	100,000,000	99,936,750	(a)(c)
DBS Bank Ltd.	0.240%	6/11/15	100,000,000	99,932,000	(a)(c)
DBS Bank Ltd.	0.270%	7/8/15	17,250,000	17,233,311	(a)(c)
DnB NOR Bank ASA	0.305%	8/21/15	40,000,000	39,941,372	(a)
Exxon Mobil Corp.	0.080%	3/11/15	320,000,000	319,992,888	(a)
Exxon Mobil Corp.	0.095%	4/1/15	47,000,000	46,996,155	(a)
HSBC Bank PLC	0.314%	1/12/16	99,500,000	99,500,000	(b)(c)
ING U.S. Funding LLC	0.300%	3/13/15	50,000,000	49,995,000	(a)
JPMorgan Securities LLC	0.331%	3/6/15	50,000,000	49,997,708	(a)
JPMorgan Securities LLC	0.250%	3/19/15	100,000,000	99,987,500	(a)(c)
JPMorgan Securities LLC	0.180%	4/6/15	6,000,000	5,998,920	(a)
JPMorgan Securities LLC	0.331%	6/15/15	100,000,000	99,902,833	(a)(c)
JPMorgan Securities LLC	0.331%	7/15/15	100,000,000	99,875,334	(a)(c)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.150%	4/6/15	76,700,000	76,688,495	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	5/14/15	27,000,000	26,991,120	(a)

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2015 Semi-Annual Report

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.180%	5/20/15	$200,000,000	$199,920,000	(a)
Lloyds Bank PLC	0.060%	3/2/15	233,000,000	232,999,612	(a)
Lloyds Bank PLC	0.140%	3/3/15	395,000,000	394,996,928	(a)
Nordea Bank AB	0.140%	3/9/15	5,000,000	4,999,844	(a)(c)
Nordea Bank AB	0.225%	4/14/15	67,000,000	66,981,575	(a)(c)
Nordea Bank AB	0.175%	5/11/15	100,000,000	99,965,486	(a)(c)
Nordea Bank AB	0.240%	5/19/15	70,000,000	69,963,133	(a)(c)
Novartis Finance Corp.	0.110%	3/4/15	150,000,000	149,998,625	(a)(c)
NRW Bank	0.145%	3/5/15	50,000,000	49,999,194	(a)(c)
NRW Bank	0.185%	6/18/15	247,000,000	246,861,645	(a)(c)
NRW Bank	0.185%	6/18/15	100,000,000	99,943,986	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	0.190%	3/2/15	78,000,000	77,999,588	(a)
Oversea-Chinese Banking Corp. Ltd.	0.220%	5/4/15	50,000,000	49,980,444	(a)
Oversea-Chinese Banking Corp. Ltd.	0.250%	6/1/15	35,880,000	35,857,077	(a)
Skandinaviska Enskilda Banken AG	0.260%	3/6/15	94,000,000	93,996,606	(a)(c)
Skandinaviska Enskilda Banken AG	0.220%	3/23/15	75,000,000	74,989,917	(a)(c)
Skandinaviska Enskilda Banken AG	0.260%	4/6/15	41,200,000	41,189,288	(a)(c)
Societe Generale N.A	0.300%	3/3/15	75,000,000	74,998,750	(a)(c)
Societe Generale N.A	0.250%	3/31/15	159,700,000	159,666,729	(a)(c)
Societe Generale N.A	0.401%	7/31/15	95,000,000	94,839,555	(a)(c)
Svenska Handelsbanken AB	0.220%	3/9/15	65,000,000	64,996,822	(a)(c)
Swedbank AB	0.230%	6/12/15	92,000,000	91,939,459	(a)
Swedbank AB	0.230%	6/15/15	50,000,000	49,966,139	(a)
Total Capital Canada Ltd.	0.100%	3/13/15	45,000,000	44,998,500	(a)(c)
Toyota Motor Credit Corp.	0.220%	5/11/15	50,000,000	49,978,306	(a)
United Overseas Bank Ltd.	0.260%	3/18/15	60,000,000	59,992,633	(a)(c)
United Overseas Bank Ltd.	0.291%	6/22/15	50,000,000	49,954,486	(a)(c)
United Technologies Corp.	0.080%	3/19/15	77,000,000	76,996,920	(a)
USAA Capital Corp.	0.080%	3/4/15	135,037,000	135,036,099	(a)
Westpac Banking Corp.	0.274%	11/20/15	100,000,000	100,000,000	(b)(c)
Total Commercial Paper				6,807,247,071
Corporate Bonds & Notes — 1.0%
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	42,150,000	42,545,861
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	29,575,000	29,889,509	(d)
Wells Fargo Bank N.A.	0.387%	3/21/16	100,000,000	100,000,000	(b)
Total Corporate Bonds & Notes				172,435,370

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2015 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 28, 2015

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Medium-Term Notes — 0.7%
Royal Bank of Canada	1.150%	3/13/15	$30,000,000	$30,008,322
Royal Bank of Canada	0.463%	4/29/15	45,000,000	45,016,344	(b)
Toyota Motor Credit Corp.	0.388%	3/10/15	38,149,000	38,151,742	(b)
Total Medium-Term Notes				113,176,408
Supranationals/Sovereigns — 0.3%
International Bank for Reconstruction & Development, Discount Notes	0.100%	4/1/15	55,000,000	54,995,264	(a)
Time Deposits — 18.6%
Bank of Tokyo Mitsubishi	0.060%	3/2/15	227,288,000	227,288,000
Barclays Bank PLC NY	0.130%	3/2/15	170,000,000	170,000,000
CIBC Grand Cayman	0.040%	3/2/15	200,000,000	200,000,000
Credit Agricole Indosuez	0.070%	3/2/15	250,452,000	250,452,000
DnB NOR Bank ASA	0.050%	3/2/15	560,000,000	560,000,000
Fortis Bank Grand Cayman	0.060%	3/2/15	225,000,000	225,000,000
Fortis Bank Grand Cayman	0.080%	3/2/15	148,000,000	148,000,000
National Bank of Canada	0.040%	3/2/15	200,000,000	200,000,000
National Bank of Canada	0.070%	3/2/15	100,000,000	100,000,000
Natixis Grand Cayman	0.050%	3/2/15	245,000,000	245,000,000
Nordea Finland	0.050%	3/2/15	165,000,000	165,000,000
Skandinaviska Enskilda Cayman	0.050%	3/2/15	103,848,000	103,848,000
Standard Chartered Bank NY	0.050%	3/2/15	55,000,000	55,000,000
Svenska Handelsbanken Grand Cayman	0.040%	3/2/15	50,000,000	50,000,000
Swedbank Grand Cayman	0.050%	3/2/15	413,000,000	413,000,000
Total Time Deposits				3,112,588,000
U.S. Government Agencies — 1.6%
Federal Home Loan Bank (FHLB), Discount Notes	0.090%	4/24/15	70,000,000	69,990,550	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	4/6/15	21,759,000	21,757,259	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.075%	4/15/15	71,275,000	71,268,318	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.085%	5/1/15	100,000,000	99,985,597	(a)
Total U.S. Government Agencies				263,001,724
U.S. Treasury Notes — 4.0%
U.S. Treasury Notes	0.065%	1/31/16	334,000,000	333,956,267	(b)
U.S. Treasury Notes	0.089%	4/30/16	95,370,000	95,371,452	(b)
U.S. Treasury Notes	0.090%	7/31/16	25,000,000	24,999,641	(b)
U.S. Treasury Notes	0.073%	10/31/16	215,000,000	214,962,000	(b)
Total U.S. Treasury Notes				669,289,360

See Notes to Financial Statements.

26	Prime Cash Reserves Portfolio 2015 Semi-Annual Report

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — 3.3%
Bank of America Corp., tri-party repurchase agreement dated 2/27/15; Proceeds at maturity — $270,079,200; (Fully collateralized by various U.S. government agency obligations, municipal bonds and money market instruments, 0.000% to 6.584% due 3/2/15 to 1/29/46; Market value — $278,877,687)	0.220%	4/16/15	$270,000,000	$270,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 2/26/15; Proceeds at maturity — $289,003,372; (Fully collateralized by U.S. government obligations, 2.125% due 8/15/21; Market value — $289,001,942)	0.060%	3/5/15	289,000,000	289,000,000
Total Repurchase Agreements				559,000,000
Total Investments — 100.3% (Cost — $16,793,348,545#)				16,793,348,545
Liabilities in Excess of Other Assets — (0.3)%				(44,512,174)
Total Net Assets — 100.0%				$16,748,836,371

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2015 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

February 28, 2015

Assets:
Investments, at value	$16,793,348,545
Cash	740
Interest receivable	2,925,183
Total Assets	16,796,274,468

Liabilities:
Payable for securities purchased	47,000,000
Trustees’ fees payable	17,774
Accrued expenses	420,323
Total Liabilities	47,438,097
Total Net Assets	$16,748,836,371

Represented by:
Paid-in capital	$16,748,836,371

See Notes to Financial Statements.

28	Prime Cash Reserves Portfolio 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2015

Investment Income:
Interest	$14,531,195

Expenses:
Investment management fee (Note 2)	8,176,754
Fund accounting fees	492,404
Legal fees	169,735
Trustees’ fees	120,315
Custody fees	76,951
Audit and tax fees	19,520
Miscellaneous expenses	44,826
Total Expenses	9,100,505
Less: Fee waivers and/or expense reimbursements (Note 2)	(8,176,754)
Net Expenses	923,751
Net Investment Income	13,607,444
Net Realized Gain on Investments	42,537
Increase in Net Assets from Operations	$13,649,981

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2015 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended February 28, 2015 (unaudited) and the Year Ended August 31, 2014	2015	2014

Operations:
Net investment income	$13,607,444	$13,415,255
Net realized gain	42,537	418,083
Increase in Net Assets from Operations	13,649,981	13,833,338

Capital Transactions:
Proceeds from contributions	44,813,506,186	89,468,222,096
Value of withdrawals	(45,152,231,975)	(88,384,187,912)
Increase (Decrease) in Net Assets from Capital Transactions	(338,725,789)	1,084,034,184
Increase (Decrease) in Net Assets	(325,075,808)	1,097,867,522

Net Assets:
Beginning of period	17,073,912,179	15,976,044,657
End of period	$16,748,836,371	$17,073,912,179

See Notes to Financial Statements.

30	Prime Cash Reserves Portfolio 2015 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2015[1]		2014	2013	2012	2011	2010

Net asset value, end of period (millions)	$16,749		$17,074	$15,976	$17,438	$19,829	$16,361
Total return[2]	0.08%		0.08%	0.15%	0.22%	0.25%	0.26%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.10%
Net expenses[4,5,6]	0.01	[3]	0.10	0.10	0.10	0.10	0.10
Net investment income	0.17	[3]	0.08	0.15	0.22	0.24	0.25

[1]	For the six months ended February 28, 2015 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2015 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

32	Prime Cash Reserves Portfolio 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$16,793,348,545	—	$16,793,348,545

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market

Prime Cash Reserves Portfolio 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2015, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary

34	Prime Cash Reserves Portfolio 2015 Semi-Annual Report

expenses and acquired fund fees and expenses, to average net assets did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2015, fees waived and/or expenses reimbursed amounted to $8,176,754.

The investment manager is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2015, the Portfolio did not invest in any derivative instruments.

4. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

Prime Cash Reserves Portfolio 2015 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Prime Cash Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby the feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund (the “Feeder Fund”): Western Asset Institutional Cash Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

36	Prime Cash Reserves Portfolio

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the “Performance

Prime Cash Reserves Portfolio	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2014 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager and the actual management fees in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for certain of the Feeder Fund’s share classes. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information provided by Lipper comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”), actual management fees paid by the Feeder Fund to the Manager (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to those different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and

38	Prime Cash Reserves Portfolio

chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Feeder Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was at the median and that its Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2016.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Feeder Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at all asset levels. The Board also noted that the Feeder Fund’s Contractual Management Fee was at the median of its expense group and that its Actual Management Fee was below the median.

The Board determined that the management fee structure for the Fund was reasonable.

Prime Cash Reserves Portfolio	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

40	Prime Cash Reserves Portfolio

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015